Summary of Significant Accounting Policies - Schedule of Finite Lived Intangible Assets Estimated Economic Lives (Details)	12 Months Ended
Dec. 31, 2022
Brand
Summary Of Significant Accounting Policies [Line Items]
Intangible assets	10 years
Customer Relationships [Member]
Summary Of Significant Accounting Policies [Line Items]
Intangible assets	5 years
Minimum | Computer software, systems and technology
Summary Of Significant Accounting Policies [Line Items]
Intangible assets	1 year
Maximum | Computer software, systems and technology
Summary Of Significant Accounting Policies [Line Items]
Intangible assets	5 years